Cover	12 Months Ended
Jan. 31, 2026
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	WALMART INC.
Amendment Flag	false
Entity Central Index Key	0000104169
EBP 004
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	WALMART INC.
Amendment Flag	false
Entity Central Index Key	0000104169